Consolidated Investment Portfolioas of December 31, 2025 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 77.3%
Communication Services 1.5%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,187,296	38,271,101
China Tower Corp. Ltd. “H” 144A	17,712,800	26,303,684
		64,574,785
Consumer Staples 1.5%
Food Products
Bunge Global SA	266,700	23,757,636
Darling Ingredients, Inc.*	375,079	13,502,844
JBS NV “A”*	1,824,700	26,312,174
		63,572,654
Energy 14.5%
Energy Equipment & Services 0.7%
Baker Hughes Co.	239,000	10,884,060
SLB Ltd.	296,300	11,371,994
Solaris Energy Infrastructure, Inc.	212,900	9,787,013
		32,043,067
Oil, Gas & Consumable Fuels 13.8%
BP PLC	3,423,200	20,045,755
Cenovus Energy, Inc.	636,100	10,761,169
Chevron Corp.	216,800	33,042,488
DT Midstream, Inc.	539,390	64,554,195
Enbridge, Inc.	1,818,548	87,022,136
Expand Energy Corp.	236,960	26,150,906
Gazprom PJSC (ADR)* (a)	1,013,306	0
Keyera Corp.	906,284	29,052,855
LUKOIL PJSC ** (a)	91,202	0
NexGen Energy Ltd.*	1,603,700	14,757,008
ONEOK, Inc.	399,710	29,378,685
Pembina Pipeline Corp. (b)	280,550	10,688,106
Repsol SA	354,600	6,640,521
Shell PLC	1,747,358	64,602,409
Suncor Energy, Inc.	474,500	21,060,464
TC Energy Corp. (b)	1,294,843	71,301,034
Williams Companies, Inc.	1,946,423	116,999,486
		606,057,217
Health Care 0.2%
Health Care Providers & Services
Chartwell Retirement Residences (Units)	661,000	9,679,866

Industrials 6.6%
Commercial Services & Supplies 1.6%
GFL Environmental, Inc.	1,031,940	44,321,823
Waste Connections, Inc.	148,548	26,049,377
		70,371,200
Construction & Engineering 1.5%
Sacyr SA	2,025,087	9,189,986
Vinci SA	385,766	54,433,041
		63,623,027
Ground Transportation 0.9%
CSX Corp.	863,000	31,283,750
Norfolk Southern Corp.	31,911	9,213,344
		40,497,094
Transportation Infrastructure 2.6%
Aena SME SA 144A	885,090	24,765,384
Fraport AG Frankfurt Airport Services Worldwide*	177,628	14,550,407
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	114,936	30,300,578
Transurban Group (Units)	4,552,900	43,074,103
		112,690,472
Materials 11.2%
Chemicals 1.6%
CF Industries Holdings, Inc.	176,810	13,674,485
Corteva, Inc.	397,416	26,638,795
Nutrien Ltd. (b)	512,166	31,613,204
		71,926,484
Containers & Packaging 1.8%
Amcor PLC	1,550,000	12,927,000
Avery Dennison Corp.	151,370	27,531,175
Ball Corp.	214,700	11,372,659
Smurfit WestRock PLC	706,416	27,317,107
		79,147,941
Metals & Mining 6.9%
Alcoa Corp.	350,000	18,599,000
Anglogold Ashanti PLC	167,700	14,301,456
Capstone Copper Corp.*	1,529,377	15,354,497
Glencore PLC*	4,122,091	22,569,877
Gold Fields Ltd. (ADR)	508,800	22,214,208
Ivanhoe Mines Ltd. “A”*	2,419,785	27,520,195
Kinross Gold Corp.	446,500	12,576,365
Newmont Corp.	299,600	29,915,060
Norsk Hydro ASA	2,802,600	21,592,305
Rio Tinto PLC	644,180	52,070,584
Steel Dynamics, Inc.	175,040	29,660,528
Vale SA (ADR)	2,726,955	35,532,224
		301,906,299
Paper & Forest Products 0.9%
Stora Enso Oyj “R”	1,439,000	17,980,476
Suzano SA (ADR) (b)	2,327,000	21,734,180
		39,714,656

Real Estate 29.5%
Diversified REITs 2.5%
Activia Properties, Inc.	9,603	8,620,248
British Land Co. PLC	3,490,207	19,010,901
Broadstone Net Lease, Inc.	364,715	6,335,100
Essential Properties Realty Trust, Inc.	344,015	10,203,485
KDX Realty Investment Corp.	15,330	17,206,342
Mori Trust Reit, Inc.	33,830	16,862,696
Nomura Real Estate Master Fund, Inc.	6,880	7,597,214
Stockland	3,587,300	13,675,775
Suntec Real Estate Investment Trust	8,302,900	9,300,068
		108,811,829
Health Care REITs 3.9%
American Healthcare REIT, Inc.	587,845	27,663,986
Healthcare Realty Trust, Inc.	601,700	10,198,815
Omega Healthcare Investors, Inc.	574,000	25,451,160
Ventas, Inc.	535,240	41,416,871
Welltower, Inc.	365,664	67,870,895
		172,601,727
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc.	1,779,000	31,541,670
Industrial REITs 5.0%
EastGroup Properties, Inc.	63,500	11,311,890
First Industrial Realty Trust, Inc.	339,658	19,452,214
Goodman Group	1,500,131	30,868,975
Granite Real Estate Investment Trust	12,279	730,988
Industrial & Infrastructure Fund Investment Corp.	5,636	5,549,006
Mapletree Logistics Trust	15,993,700	16,385,741
Mitsui Fudosan Logistics Park, Inc.	27,676	21,562,133
Nippon Prologis REIT, Inc.	16,696	9,877,194
Prologis, Inc.	793,260	101,267,571
		217,005,712
Office REITs 0.2%
Dexus (b)	1,888,300	8,701,921
Kilroy Realty Corp.	52,689	1,968,988
		10,670,909
Real Estate Management & Development 4.3%
Catena AB	164,000	8,014,611
City Developments Ltd.	1,902,700	11,836,742
CTP NV 144A	851,014	17,837,709
Fastighets AB Balder “B”*	2,275,618	16,818,253
Henderson Land Development Co., Ltd.	4,678,000	16,897,622
Hongkong Land Holdings Ltd.	1,466,700	10,187,214
Mitsubishi Estate Co., Ltd.	1,069,200	26,107,574
Sumitomo Realty & Development Co., Ltd.	1,410,800	35,462,376
Sun Hung Kai Properties Ltd.	1,405,000	17,100,880
Swiss Prime Site AG (Registered)	88,708	13,783,759
Wharf Real Estate Investment Co., Ltd.	2,704,000	8,534,192
Wihlborgs Fastigheter AB	747,922	7,403,715
		189,984,647
Residential REITs 2.1%
Centurion Accommodation REIT*	13,338,000	11,534,952
Equity Residential	375,500	23,671,520
Mid-America Apartment Communities, Inc.	215,940	29,996,225

Sun Communities, Inc.	186,050	23,053,456
UNITE Group PLC	461,026	3,481,916
		91,738,069
Retail REITs 3.7%
Agree Realty Corp.	217,198	15,644,772
Choice Properties Real Estate Investment Trust (b)	1,066,000	11,502,284
First Capital Real Estate Investment Trust (b)	725,838	9,994,782
Lendlease Global Commercial REIT	27,520,200	13,262,043
Link REIT	3,780,941	16,823,240
Simon Property Group, Inc.	397,662	73,611,213
Unibail-Rodamco-Westfield *	201,679	21,999,103
		162,837,437
Specialized REITs 7.1%
American Tower Corp.	608,945	106,912,474
Big Yellow Group PLC	487,816	6,867,489
Crown Castle, Inc.	477,202	42,408,942
CubeSmart	116,789	4,210,243
Digital Realty Trust, Inc.	58,280	9,016,499
Equinix, Inc.	67,118	51,423,127
Extra Space Storage, Inc.	278,664	36,287,626
Iron Mountain, Inc.	199,030	16,509,538
Lamar Advertising Co. “A”	82,700	10,468,166
SBA Communications Corp.	79,824	15,440,356
Smartstop Self Storage REIT, Inc. (b)	343,721	10,634,728
		310,179,188
Utilities 12.3%
Electric Utilities 4.1%
Exelon Corp.	1,187,745	51,773,805
PG&E Corp.	3,242,249	52,102,941
Redeia Corp. SA (b)	1,655,594	29,620,322
Terna - Rete Elettrica Nazionale	2,037,817	21,697,431
Xcel Energy, Inc.	313,632	23,164,860
		178,359,359
Gas Utilities 2.4%
Atmos Energy Corp.	246,065	41,247,876
ENN Energy Holdings Ltd.	2,377,700	21,110,934
Hong Kong & China Gas Co., Ltd.	15,454,000	13,913,896
Spire, Inc. (b)	139,300	11,520,110
Tokyo Gas Co., Ltd.	438,530	17,379,761
		105,172,577
Independent Power & Renewable Electricity Producers 0.3%
Orsted AS 144A*	740,859	14,150,899
Multi-Utilities 4.2%
CenterPoint Energy, Inc.	658,798	25,258,315
National Grid PLC	5,013,005	77,142,943
NiSource, Inc.	1,210,188	50,537,451
Sempra	371,700	32,817,393
		185,756,102
Water Utilities 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR) (b)	600,850	14,330,285

Pennon Group PLC	1,861,200	13,234,330
Severn Trent PLC	790,203	29,683,750
		57,248,365
Total Common Stocks (Cost $2,896,381,810)		3,391,863,252

	Principal Amount ($)	Value ($)

Government & Agency Obligations 20.3%
U.S. Treasury Obligations
U.S. Treasury Bills:
3.506% (c), 2/17/2026	30,000,000	29,864,543
3.535% (c), 1/22/2026	10,000,000	9,980,259
3.541% (c), 1/22/2026	50,000,000	49,901,296
3.546% (c), 2/17/2026	55,000,000	54,751,662
3.551% (c), 2/10/2026	50,000,000	49,808,325
3.558% (c), 2/10/2026	5,000,000	4,980,833
3.563% (c), 1/22/2026	15,000,000	14,970,389
3.566% (c), 2/10/2026	35,000,000	34,865,828
3.63% (c), 1/22/2026	10,000,000	9,980,259
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/2044	12,992,892	10,874,468
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	66,362,157	61,483,964
0.25% , 7/15/2029	51,754,007	49,859,197
0.375% , 7/15/2027	48,893,215	48,322,243
0.5% , 1/15/2028	17,382,026	17,074,941
0.625% , 7/15/2032	51,758,330	48,554,199
0.875% , 1/15/2029	51,939,756	51,131,585
1.375% , 7/15/2033	22,148,263	21,587,071
U.S. Treasury Notes, 0.375%, 1/31/2026	322,250,000	321,412,762
Total Government & Agency Obligations (Cost $888,871,008)		889,403,824

	Shares	Value ($)

Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e) (Cost $189,414,360)	189,414,360	189,414,360

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.77% (d) (Cost $62,340,734)	62,340,734	62,340,734

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $4,037,007,912)	103.3	4,533,022,170
Other Assets and Liabilities, Net	(3.3)	(146,079,493)
Net Assets	100.0	4,386,942,677
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 3/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e)
82,017,750	107,396,610 (f)	—	—	—	1,200,739	—	189,414,360	189,414,360
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.77% (d)
117,620,412	1,608,794,733	1,664,074,411	—	—	1,914,760	—	62,340,734	62,340,734
199,638,162	1,716,191,343	1,664,074,411	—	—	3,115,499	—	251,755,094	251,755,094

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $188,216,304, which is 4.3% of net assets.

(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,054,192.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil	USD	1/30/2026	230	14,741,042	13,995,500	(745,542)
Coffee	USD	3/19/2026	55	8,099,703	7,192,969	(906,734)
Copper	USD	3/27/2026	423	55,204,619	60,087,150	4,882,531
Corn	USD	3/13/2026	943	21,034,292	20,757,788	(276,504)
Cotton No. 2	USD	3/9/2026	237	7,905,629	7,615,995	(289,634)
Gold 100 Troy Ounces	USD	2/25/2026	394	158,824,898	171,039,340	12,214,442
Kansas City HRW Wheat	USD	3/13/2026	169	4,542,492	4,349,638	(192,854)
Lean Hogs	USD	2/13/2026	503	16,502,639	17,122,120	619,481
Live Cattle	USD	2/27/2026	236	21,606,230	21,863,040	256,810

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel	USD	1/19/2026	117	10,771,550	11,614,990	843,440
LME Nickel	USD	3/16/2026	97	8,700,117	9,683,857	983,740
LME Primary Aluminum	USD	1/19/2026	720	48,743,850	53,618,400	4,874,550
LME Primary Aluminum	USD	3/16/2026	817	59,058,760	61,162,050	2,103,290
LME Zinc	USD	1/19/2026	101	7,517,297	7,811,239	293,942
LME Zinc	USD	3/16/2026	98	7,585,331	7,641,354	56,023
Low Sulfur Gas Oil	USD	3/12/2026	141	8,767,103	8,682,075	(85,028)
Natural Gas	USD	2/25/2026	479	17,624,902	14,992,700	(2,632,202)
Natural Gas	USD	3/27/2026	514	18,691,912	16,206,420	(2,485,492)
NY Harbor ULSD	USD	2/27/2026	84	7,939,095	7,420,795	(518,300)
RBOB Gasoline	USD	2/27/2026	146	10,899,078	10,678,878	(220,200)
Silver	USD	3/27/2026	196	47,373,434	69,190,940	21,817,506
Soybean	USD	3/13/2026	412	23,020,185	21,578,500	(1,441,685)
Soybean Meal	USD	3/13/2026	217	6,805,423	6,496,980	(308,443)
Soybean Oil	USD	3/13/2026	701	21,860,702	20,424,336	(1,436,366)
Sugar No. 11	USD	2/27/2026	579	10,381,542	9,733,685	(647,857)
Wheat	USD	3/13/2026	343	9,358,140	8,695,050	(663,090)
WTI Crude Oil	USD	2/20/2026	432	25,870,688	24,719,040	(1,151,648)
Total					694,374,829	34,944,176
At December 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel	USD	1/19/2026	117	10,462,484	11,614,990	(1,152,506)
LME Nickel	USD	3/16/2026	10	1,002,130	998,336	3,794
LME Primary Aluminum	USD	1/19/2026	720	51,679,122	53,618,400	(1,939,278)
LME Primary Aluminum	USD	3/16/2026	13	972,429	973,203	(774)
LME Zinc	USD	1/19/2026	101	7,885,260	7,811,239	74,021
LME Zinc	USD	3/16/2026	43	3,413,930	3,352,839	61,091
Total					78,369,007	(2,953,652)
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2025, the Fund held $617,569,511 in the Subsidiary, representing 13.4% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$64,574,785	$—	$64,574,785
Consumer Staples	63,572,654	—	—	63,572,654
Energy	546,811,599	91,288,685	0	638,100,284
Health Care	9,679,866	—	—	9,679,866
Industrials	141,168,872	146,012,921	—	287,181,793
Materials	378,482,138	114,213,242	—	492,695,380
Real Estate	846,199,584	449,171,604	—	1,295,371,188
Utilities	302,753,036	237,934,266	—	540,687,302
Government & Agency Obligations	—	889,403,824	—	889,403,824
Short-Term Investments (a)	251,755,094	—	—	251,755,094
Derivatives (b)
Futures Contracts	49,084,661	—	—	49,084,661
Total	$2,589,507,504	$1,992,599,327	$0	$4,582,106,831

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(17,094,137)	$—	$—	$(17,094,137)
Total	$(17,094,137)	$—	$—	$(17,094,137)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DRAF-PH3